UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2010

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Global Advisors, LLC
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague     Fort Worth, Texas          August 13, 2010
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $40,896 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-13620                  Q Global Capital Management, L.P.
    2                 28-10277                  Geoffrey Raynor (Mr. Raynor is the controlling shareholder of
                                                  Renegade Resources, Inc., which is the sole member of
                                                  Renegade Swish, LLC, which is the manager of Q Global Advisors, LLC.)

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----

ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1   018804AN4   1,451      1,500,000   PRN       DEFINED    1, 2   1,500,000
AMERICREDIT CORP              NOTE 0.750% 9/1   03060RAP6     554        600,000   PRN       DEFINED    1, 2     600,000
AMERIGROUP CORP               NOTE 2.000% 5/1   03073TAB8   1,793      1,800,000   PRN       DEFINED    1, 2   1,800,000
AMGEN INC                     NOTE 0.125% 2/0   031162AN0     692        700,000   PRN       DEFINED    1, 2     700,000
ANIXTER INTL INC              NOTE 1.000% 2/1   035290AJ4     822        900,000   PRN       DEFINED    1, 2     900,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2     296        300,000   PRN       DEFINED    1, 2     300,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0     490        500,000   PRN       DEFINED    1, 2     500,000
BRE PROPERTIES INC            NOTE 4.125% 8/1   05564EBH8     499        500,000   PRN       DEFINED    1, 2     500,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8     692        722,000   PRN       DEFINED    1, 2     722,000
CONMED CORP                   NOTE 2.500% 11/1  207410AD3   1,235      1,296,000   PRN       DEFINED    1, 2   1,296,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0   2,156      2,332,000   PRN       DEFINED    1, 2   2,332,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5   1,376      1,400,000   PRN       DEFINED    1, 2   1,400,000
DIODES INC                    NOTE 2.250% 10/0  254543AA9   1,360      1,400,000   PRN       DEFINED    1, 2   1,400,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5     496        500,000   PRN       DEFINED    1, 2     500,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875% 11/1  369300AD0   1,768      2,050,000   PRN       DEFINED    1, 2   2,050,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1     296        300,000   PRN       DEFINED    1, 2     300,000
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2     986      1,100,000   PRN       DEFINED    1, 2   1,100,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625% 11/1  440543AE6     749      1,000,000   PRN       DEFINED    1, 2   1,000,000
HOSPITALITY PPTYS TR          NOTE 3.800% 3/1   44106MAK8     197        200,000   PRN       DEFINED    1, 2     200,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3   2,494      2,700,000   PRN       DEFINED    1, 2   2,700,000
INLAND REAL ESTATE CORP       NOTE 4.625% 11/1  457461AB7     389        400,000   PRN       DEFINED    1, 2     400,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5     816        900,000   PRN       DEFINED    1, 2     900,000
LAWSON SOFTWARE INC NEW       NOTE 2.500% 4/1   52078PAA0      98        100,000   PRN       DEFINED    1, 2     100,000
MEDICIS PHARMACEUTICAL CORP   NOTE 2.500% 6/0   58470KAA2   1,086      1,100,000   PRN       DEFINED    1, 2   1,100,000
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0     694        700,000   PRN       DEFINED    1, 2     700,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3     586        600,000   PRN       DEFINED    1, 2     600,000
NII HLDGS INC                 NOTE 2.750% 8/1   62913FAF9   3,753      3,800,000   PRN       DEFINED    1, 2   3,800,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5     710        800,000   PRN       DEFINED    1, 2     800,000
SCHOOL SPECIALTY INC          NOTE 3.750% 8/0   807863AE5   1,095      1,100,000   PRN       DEFINED    1, 2   1,100,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9   1,129      1,201,000   PRN       DEFINED    1, 2   1,201,000
SESI L L C                    FRNT 1.500% 12/1  78412FAH7     457        500,000   PRN       DEFINED    1, 2     500,000
SONIC AUTOMOTIVE INC          FRNT 4.250% 11/3  83545GAK8     915        942,000   PRN       DEFINED    1, 2     942,000
SPARTAN STORES INC            NOTE 3.375% 5/1   846822AE4      85        100,000   PRN       DEFINED    1, 2     100,000
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0     593        600,000   PRN       DEFINED    1, 2     600,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6   1,280      1,700,000   PRN       DEFINED    1, 2   1,700,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2   2,082      2,100,000   PRN       DEFINED    1, 2   2,100,000
UNITED DOMINION REALTY TR IN  NOTE 3.625% 9/1   910197AM4     496        500,000   PRN       DEFINED    1, 2     500,000
VERIFONE SYS INC              NOTE 1.375% 6/1   92342YAB5   2,552      2,800,000   PRN       DEFINED    1, 2   2,800,000
VORNADO RLTY L P              DBCV 3.625% 11/1  929043AE7     987      1,000,000   PRN       DEFINED    1, 2   1,000,000
WESCO INTL INC                DBCV 2.625% 10/1  95082PAE5     691        700,000   PRN       DEFINED    1, 2     700,000

